MFS Lifetime 2050 Fund (Prospectus Summary): | MFS Lifetime 2050 Fund
MFS Lifetime 2050 Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012.

MFS® Lifetime® Funds

MFS® Lifetime® Retirement Income Fund,

MFS® Lifetime® 2010 Fund, MFS® Lifetime®

2020 Fund, MFS® Lifetime® 2030 Fund,

MFS® Lifetime® 2040 Fund, and MFS®

Lifetime® 2050 Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Effective immediately, the following paragraph is inserted directly after the paragraph entitled "Derivatives Risk" in the sub-section entitled “Principal Risks” beneath the main heading "Summary of Key Information":

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.